Operating Leases (Details) - Schedule of maturities of lease liabilities - Lease Liability [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases (Details) - Schedule of maturities of lease liabilities [Line Items]
2021	$ 649
2022	622
2023	568
2024	484
2025 and thereafter	2,038
Total lease payments	4,361
Less - imputed interests	(973)
Total	$ 3,388